Columbia VP - Select Smaller-Cap Value Fund
Summary of Columbia VP – Select Smaller-Cap Value Fund
Investment Objective
Columbia Variable Portfolio (VP) – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia VP - Select Smaller-Cap Value Fund	Class 1	Class 2	Class 3
Management fees	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees	none	0.25%	0.13%
Other expenses	0.20%	0.20%	0.20%
Total annual Fund operating expenses	0.99%	1.24%	1.12%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia VP - Select Smaller-Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	101	315	547	1,213
Class 2	126	393	681	1,500
Class 3	114	356	617	1,363

Expense Example, No Redemption Columbia VP - Select Smaller-Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	101	315	547	1,213
Class 2	126	393	681	1,500
Class 3	114	356	617	1,363

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $18 million and $10.6 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.

The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.

The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the industrials sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class 3 shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 31.51% Worst 3rd Quarter 2011 -24.59%
Average Annual Total Returns (for periods ended December 31, 2013)
Average Annual Total Returns Columbia VP - Select Smaller-Cap Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	May 03, 2010	48.55%	23.28%	8.80%
Class 2	May 03, 2010	48.22%	23.02%	8.61%
Class 3	Sep. 15, 1999	48.39%	23.17%	8.75%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		34.52%	17.64%	8.61%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		38.82%	20.08%	9.07%

Effective May 1, 2014, the Fund compares its performance to that of the Russell 2000 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.